UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [  ];                             Amendment Number:
                                                                            ----
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Touradji Capital Management, LP
Address:   101 Park Avenue
           48th Floor
           New York, New York 10178
           U.S.A.

Form 13F File Number: 28-11655

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Thomas S. Dwan
Title:     Attorney-in-fact for Paul Touradji, Managing Member
Phone:     (212) 984-8899

Signature, Place, and Date of Signing:


/s/ Thomas S. Dwan                  New York, New York             May 15, 2007
-----------------------------       ------------------             ------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $ 479,587 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
    -
Form 13F File Number: 28-11987
Name:  Paul Touradji
       -------------

No. 2
    -
Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.
       -------------------------------------------

No. 3
    -
Form 13F File Number: 28-12312
Name:  Touradji DeepRock Master Fund, Ltd.
       -----------------------------------




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


------------------------------------------------------------------------------------------------------------------------------------
                                                Form 13F Information Table
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--------------------------- --------- ------------ -------------- ---------------------- ---------  ----------- --------------------

          Column 1           Column 2     Column 3    Column 4         Column 5          Column 6    Column 7          Column 8
                                                                                                                    Voting Authority
--------------------------- --------- ------------ ----------- ------------------------- ---------  --------- ----------------------
       Name of Issuer       Title         CUSIP        Value   Shrs /      SH/PRN  Put/  Investment  Other    Sole   Shared    None
                            of Class                 (x$1000)  Prn Amt             Call  Discretion Managers
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   ATP OIL & GAS CORP CMN     COM       00208J108     21,402      569,206   SH            DEFINED       1,3          569,206
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   ATP OIL & GAS CORP CMN     COM       00208J108     70,520     1,875,537  SH            DEFINED       1,2        1,875,537
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 AMERICAN RAILCAR INDS INC    COM       02916P103       793        26,603   SH            DEFINED       1,3           26,603
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 AMERICAN RAILCAR INDS INC    COM       02916P103      4,253      142,656   SH            DEFINED       1,2          142,656
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 AVENTINE RENEWABLE ENERGY,   COM       05356X205      2,517      138,148   SH            DEFINED       1,3          138,148
          INC. CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 AVENTINE RENEWABLE ENERGY,   COM       05356X205     41,062     2,253,716  SH            DEFINED       1,2        2,253,716
          INC. CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
    BMB MUNAI, INC. CMN       COM       09656A105      3,380      628,263   SH            DEFINED       1,3          628,263
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
    BMB MUNAI, INC. CMN       COM       09656A105      6,348     1,180,002  SH            DEFINED       1,2        1,180,002
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
CABOT OIL & GAS CORPORATION   COM       127097103      4,843       71,940   SH            DEFINED       1,3           71,940
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
CABOT OIL & GAS CORPORATION   COM       127097103      3,229       47,960   SH            DEFINED       1,2           47,960
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 CAMERON INTERNATIONAL CORP   COM       13342B105      6,273       99,901   SH            DEFINED       1,3           99,901
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 CAMERON INTERNATIONAL CORP   COM       13342B105      4,182       66,599   SH            DEFINED       1,2           66,599
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   CANO PETROLEUM INC CMN     COM       137801106      5,696     1,260,157  SH            DEFINED       1,3        1,260,157
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------


   CANO PETROLEUM INC CMN     CONV      137801106       786       173,913   SH            DEFINED       1,3          173,913
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   CANO PETROLEUM INC CMN     COM       137801106      4,342      960,729   SH            DEFINED       1,2          960,729
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  DELTA PETROLEUM CORP CMN    COM       247907207     10,145      441,869   SH            DEFINED       1,3          441,869
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  DELTA PETROLEUM CORP CMN    COM       247907207     42,556     1,853,472  SH            DEFINED       1,2        1,853,472
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 DENBURY RESOURCES INC CMN    COM       247916208      6,437      216,083   SH            DEFINED       1,3          216,083
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 DENBURY RESOURCES INC CMN    COM       247916208      4,291      144,053   SH            DEFINED       1,2          144,053
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
     DRIL-QUIP INC CMN        COM       262037104       896        20,699   SH            DEFINED       3             20,699
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
     DRIL-QUIP INC CMN        COM       262037104       597        13,801   SH            DEFINED       1,2           13,801
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   EXPLORATION COMPANY OF     COM       302133202       339        31,201   SH            DEFINED       1,3           31,201
     DELAWARE INC (THE)
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   EXPLORATION COMPANY OF     COM       302133202       226        20,799   SH            DEFINED       1,2           20,799
     DELAWARE INC (THE)
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   FRONTIER OIL CORP CMN      COM       35914P105      9,904      303,419   SH            DEFINED       1,3          303,419
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   FRONTIER OIL CORP CMN      COM       35914P105      6,602      202,281   SH            DEFINED       1,2          202,281
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   GRANT PRIDECO INC CMN      COM       38821G101      5,718      114,720   SH            DEFINED       1,3          114,720
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   GRANT PRIDECO INC CMN      COM       38821G101      3,812       76,480   SH            DEFINED       1,2           76,480
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 HANOVER COMPRESSOR COMPANY   COM       410768105      6,003      269,820   SH            DEFINED       1,3          269,820
        COMMON STOCK
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 HANOVER COMPRESSOR COMPANY   COM       410768105      4,002      179,880   SH            DEFINED       1,2          179,880
        COMMON STOCK
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------


 HELMERICH & PAYNE INC. CMN   COM       423452101      2,858       94,200   SH            DEFINED       1,3           94,200
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 HELMERICH & PAYNE INC. CMN   COM       423452101      1,905       62,800   SH            DEFINED       1,2           62,800
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 HERCULES OFFSHORE INC CMN    COM       427093109      3,631      138,274   SH            DEFINED       1,3          138,274
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 HERCULES OFFSHORE INC CMN    COM       427093109      2,421       92,187   SH            DEFINED       1,2           92,187
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
       KBR, INC. CMN          COM       48242W106      1,465       72,000   SH            DEFINED       1,3           72,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
       KBR, INC. CMN          COM       48242W106       977        48,000   SH            DEFINED       1,2           48,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 NATIONAL OILWELL VARCO INC   COM       637071101      8,537      109,740   SH            DEFINED       1,3          109,740
        COMMON STOCK
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 NATIONAL OILWELL VARCO INC   COM       637071101      5,691       73,160   SH            DEFINED       1,2           73,160
        COMMON STOCK
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  OCEANEERING INTL INC CMN    COM       675232102      9,098      216,000   SH            DEFINED       1,3          216,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  OCEANEERING INTL INC CMN    COM       675232102      6,065      144,000   SH            DEFINED       1,2          144,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
      PENN VA CORP CMN        COM       707882106      5,997       81,702   SH            DEFINED       1,3           81,702
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
      PENN VA CORP CMN        COM       707882106      3,998       54,468   SH            DEFINED       1,2           54,468
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
     PETRO RES CORP CMN       COM       71646K106      1,901      629,520   SH            DEFINED       1,2          629,520
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
     PETRO RES CORP CMN       COM       71646K106      2,852      944,280   SH            DEFINED       1,3          944,280
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
      PETROHAWK ENERGY        COM       716495106      8,729      662,760   SH            DEFINED       1,3          662,760
      CORPORATION CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
      PETROHAWK ENERGY        COM       716495106      5,819      441,840   SH            DEFINED       1,2          441,840
      CORPORATION CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
PRIDE INTERNATIONAL INC CMN   COM       74153Q102      2,908       96,600   SH            DEFINED       1,3           96,600
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------


PRIDE INTERNATIONAL INC CMN   COM       74153Q102      1,938       64,400   SH            DEFINED       1,2           64,400
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
RANGE RESOURCES CORPORATION   COM       75281A109      9,804      293,532   SH            DEFINED       1,3          293,532
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
RANGE RESOURCES CORPORATION   COM       75281A109      6,536      195,687   SH            DEFINED       1,2          195,687
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 STANDARD & POORS DEP RCPTS   ETF       78462F103      7,268       51,180   SH            DEFINED       1,2           51,180
            SPDR
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
SMITH INTERNATIONAL INC CMN   COM       832110100      1,730       36,000   SH            DEFINED       1,3           36,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
SMITH INTERNATIONAL INC CMN   COM       832110100      1,153       24,000   SH            DEFINED       1,2           24,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 STATOIL ASA SPONSORED ADR    COM       85771P102      9,130      337,140   SH            DEFINED       1,3          337,140
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 STATOIL ASA SPONSORED ADR    COM       85771P102      6,087      224,760   SH            DEFINED       1,2          224,760
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 STORM CAT ENERGY CORP. CMN   COM       862168101      1,332     1,432,126  SH            DEFINED       1,3        1,432,126
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 STORM CAT ENERGY CORP. CMN   COM       862168101      2,830     3,042,956  SH            DEFINED       1,2        3,042,956
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   SUNCOR ENERGY INC CMN      COM       867229106      4,590       60,120   SH            DEFINED       1,3           60,120
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   SUNCOR ENERGY INC CMN      COM       867229106      3,060       40,080   SH            DEFINED       1,2           40,080
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
       SUNOCO INC CMN         COM       86764P109      6,027       85,560   SH            DEFINED       1,3           85,560
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
       SUNOCO INC CMN         COM       86764P109      4,018       57,040   SH            DEFINED       1,2           57,040
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  SUPERIOR ENERGY SERVICES    COM       868157108      1,797       52,140   SH            DEFINED       1,3           52,140
          INC CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  SUPERIOR ENERGY SERVICES    COM       868157108      1,198       34,760   SH            DEFINED       1,2           34,760
          INC CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------


  SUPERIOR WELL SERVICES,     COM       86837X105       343        15,000   SH            DEFINED       1,3           15,000
          INC. CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  SUPERIOR WELL SERVICES,     COM       86837X105       229        10,000   SH            DEFINED       1,2           10,000
          INC. CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  TALISMAN ENERGY INC. CMN    COM       87425E103      5,654      321,960   SH            DEFINED       1,3          321,960
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
  TALISMAN ENERGY INC. CMN    COM       87425E103      3,769      214,640   SH            DEFINED       1,2          214,640
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 VALERO ENERGY CORPORATION    COM       91913Y100      9,588      148,680   SH            DEFINED       1,3          148,680
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 VALERO ENERGY CORPORATION    COM       91913Y100      6,392       99,120   SH            DEFINED       1,2           99,120
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 W-H ENERGY SERVICES, INC.    COM       92925E108      7,426      158,881   SH            DEFINED       1,3          158,881
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 W-H ENERGY SERVICES, INC.    COM       92925E108      4,951      105,920   SH            DEFINED       1,2          105,920
            CMN
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
    XTO ENERGY CORP CMN       COM       98385X106      6,515      118,860   SH            DEFINED       1,3          118,860
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
    XTO ENERGY CORP CMN       COM       98385X106      4,343       79,240   SH            DEFINED       1,2           79,240
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   NOBLE CORPORATION CMN      COM       G65422100      2,545       32,340   SH            DEFINED       1,3           32,340
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   NOBLE CORPORATION CMN      COM       G65422100      1,696       21,560   SH            DEFINED       1,2           21,560
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 CORE LABORATORIES N.V. CMN   COM       N22717107       754        9,000    SH            DEFINED       1,3            9,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
 CORE LABORATORIES N.V. CMN   COM       N22717107       503        6,000    SH            DEFINED       1,2            6,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   CARRIZO OIL & CO INC.      COM       144577103      202.5       1,500    SH     CALL   DEFINED       1,3            1,500
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------


   CARRIZO OIL & CO INC.      COM       144577103       135        1,000    SH     CALL   DEFINED       1,2            1,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   CARRIZO OIL & CO INC.      COM       144577103      22.5        1,500    SH     PUT    DEFINED       1,3            1,500
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------
   CARRIZO OIL & CO INC.      COM       144577103       15         1,000    SH     PUT    DEFINED       1,2            1,000
--------------------------- --------- ------------ ----------- ----------- ------ ----- ------------ ------- ----- ---------- ------



REPORT SUMMARY     79  DATA RECORDS $ 479,587     3 OTHER MANAGERS ON ON WHOSE BEHALF REPORT IS FILED
